Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
ReadyCap Commercial, LLC 1320 Greenway Drive, Suite 560 Irving, Texas 75038

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of Ready Capital Mortgage Trust 2022-7, Commercial Mortgage Pass-Through Certificates. ReadyCap Commercial, LLC (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File.  Additionally, Deutsche Bank Securities Inc. and Performance Trust Capital Partners, LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File, which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 25, 2022, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 31 commercial mortgage loans (the “Mortgage Loans”) that are secured by 36 mortgaged properties (the “Mortgaged Properties”).  From December 17, 2021 through March 22, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Exhibit) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of
Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations in the Exhibit or those identified as “Informational purposes only” or “Not Applicable”) set forth on the Data File (the “Characteristics” as listed in the Exhibit) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 25, 2022

Exhibit

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, floating rate promissory notes, modification agreements, indentures, purchase and sale agreements, mortgage, deed of trusts, reserve agreements or loan extension agreement (collectively, the “Loan Agreement”);

The subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Computer generated spreadsheet containing proposed balances related to the current balances of the Mortgage Loans (the “Proposed Balances Spreadsheet”);

The guaranty agreement (the “Guaranty”);

The master lease agreement (the “Master Lease Agreement”);

The ground lease agreement (the “Ground Lease Agreement”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Readycap GEOTier worksheet screen shot (the “GEOTier Worksheet”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering reports (the “Engineering Report”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The property management agreements (the “Property Management Agreement”);

The cash management agreement or lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

No.	Characteristic on Data File	Source Document
1	LnNbr	Informational purposes only
2	Rank	Informational purposes only
3	Property Name	Informational purposes only
4	Loan Type	Loan Agreement
5	Loan Group	Informational purposes only
6	Acquired (Y/N)	Informational purposes only
7	Property Street	Most Recent Appraisal Report
8	Property City	Most Recent Appraisal Report
9	Property County	Most Recent Appraisal Report
10	Property State	Most Recent Appraisal Report
11	Property Zip	Most Recent Appraisal Report
12	Year Built	Most Recent Appraisal Report
13	Most Recent Year Renovated	Most Recent Appraisal Report
14	General Property Type	Most Recent Appraisal Report
15	Property Subtype	Most Recent Appraisal Report
16	Square Feet	Rent Roll
17	# of Units	Rent Roll
18	Most Recent Physical Occupancy %	Rent Roll
19	Physical Occupancy % As-of-Date	Rent Roll
20	Mortgage Loan Initial Funded Amount	Loan Agreement/Proposed Balances Spreadsheet
21	Whole Loan Initial Funded Amount	Loan Agreement/Proposed Balances Spreadsheet
22	Cut-Off Date Mortgage Loan Funded Balance	Servicer File/Proposed Balances Spreadsheet
23	Cut-Off Date Whole Loan Funded Balance	Calculation - see procedures below
24	Whole Loan Total Commitment Amount	Loan Agreement/Proposed Balances Spreadsheet
25	Mortgage Loan Maturity Balance	Calculation - see procedures below
26	Whole Loan Maturity Balance	Calculation - see procedures below
27	Original Pari Passu Total Commitment	Loan Agreement/Proposed Balances Spreadsheet
28	Cut-Off Date Pari Passu Funded Balance	Servicer File/Proposed Balances Spreadsheet
29	Pari Passu Maturity Balance	Calculation - see procedures below
30	Original Future Funding Total Commitment	Loan Agreement/Proposed Balances Spreadsheet
31	Cut-Off Date Future Funding Remaining	Servicer File/Proposed Balances Spreadsheet
32	Original Earnout Commitment	Loan Agreement/Proposed Balances Spreadsheet
33	Cut-Off Date Earnout Remaining	Servicer File/Proposed Balances Spreadsheet
34	Junior Participation (Y/N)	Loan Agreement/Proposed Balances Spreadsheet
35	Original Junior Participation Commitment	Loan Agreement/Proposed Balances Spreadsheet
36	Cut-Off Date Junior Participation Funded Balance	Servicer File/Proposed Balances Spreadsheet
37	Cut-Off Date Junior Participation Remaining Balance	Servicer File/Proposed Balances Spreadsheet
38	Junior Participation Type	Informational purposes only
39	Junior Participation Interest Rate	Loan Agreement/Proposed Balances Spreadsheet
40	Cut-Off Date Balance Per SF	Calculation - see procedures below

No.	Characteristic on Data File	Source Document
41	% Of Fully Funded Mortgage Loan Pool Balance	Calculation - see procedures below
42	Origination Date	Loan Agreement
43	First Payment Date	Loan Agreement
44	Last IO Payment Date	Loan Agreement
45	First P&I Payment Date	Loan Agreement
46	Grace Period Days	Loan Agreement
47	Grace Period Late Fee	Loan Agreement
48	Maturity Date	Loan Agreement
49	# Extension Options	Loan Agreement
50	# Months Per Extension	Loan Agreement
51	Fully Extended Maturity Date	Loan Agreement
52	Extended Loan Term (months)	Loan Agreement
53	Loan Seasoning (months)	Calculation - see procedures below
54	Original Loan Term (months)	Loan Agreement
55	Remaining Loan Term (months)	Calculation - see procedures below
56	Original IO Period (months)	Loan Agreement
57	Remaining IO Period (months)	Calculation - see procedures below
58	Original Amortization Term (months)	Loan Agreement
59	Remaining Amortization Term (months)	Calculation - see procedures below
60	Next Due Date	Servicer File
61	Mortgage Loan Interest Type (e.g. fixed, variable, etc.)	Loan Agreement
62	Interest Accrual Method	Loan Agreement
63	Mortgage Loan Interest Rate	Loan Agreement
64	Cut-Off Date Mortgage Loan Annual Debt Service	Calculation - see procedures below
65	Pari Passu Interest Rate	Loan Agreement
66	Pari Passu Funded Balance Annual Debt Service	Calculation - see procedures below
67	Cut-Off Date Whole Loan Annual Debt Service	Calculation - see procedures below
68	Ownership Interest	Title Policy
69	Loan Purpose	Closing Statement
70	Purchase Price	Closing Statement
71	Appraised Value As-Is	Most Recent Appraisal Report
72	Appraisal As-of-Date As-Is	Most Recent Appraisal Report
73	Appraised Value As-Stabilized	Most Recent Appraisal Report
74	Appraisal Stabilized Date	Most Recent Appraisal Report
75	Cut-Off Date Whole Funded Loan LTV As-Is	Calculation - see procedures below
76	Whole Loan Maturity Date LTV	Calculation - see procedures below
77	Whole Loan UW NOI Debt Yield	Calculation - see procedures below
78	Whole Loan UW NCF Debt Yield	Calculation - see procedures below
79	Whole Loan UW NOI DSCR	Calculation - see procedures below
80	Whole Loan UW NCF DSCR	Calculation - see procedures below

No.	Characteristic on Data File	Source Document
81	UW Date	Underwritten Operating Statement File
82	UW Effective Gross Income	Underwritten Operating Statement File
83	UW Vacancy & Collection Loss	Underwritten Operating Statement File
84	UW Operating Expenses	Underwritten Operating Statement File
85	UW NOI	Underwritten Operating Statement File
86	UW Capital Expenses	Underwritten Operating Statement File
87	UW NCF	Underwritten Operating Statement File
88	UW Stabilized NCF	Underwritten Operating Statement File
89	Most Recent Date	Underwritten Operating Statement File
90	Most Recent Potential Gross Income	Underwritten Operating Statement File
91	Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
92	Most Recent Effective Gross Income	Underwritten Operating Statement File
93	Most Recent Operating Expenses	Underwritten Operating Statement File
94	Most Recent NOI	Underwritten Operating Statement File
95	Most Recent Capital Expenses	Underwritten Operating Statement File
96	Most Recent NCF	Underwritten Operating Statement File
97	Most Recent NOI DY	Calculation - see procedures below
98	Most Recent Amortizing NOI DSCR	Calculation - see procedures below
99	Second Most Recent Date	Underwritten Operating Statement File
100	Second Most Recent Potential Gross Income	Underwritten Operating Statement File
101	Second Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
102	Second Most Recent Effective Gross Income	Underwritten Operating Statement File
103	Second Most Recent Operating Expenses	Underwritten Operating Statement File
104	Second Most Recent NOI	Underwritten Operating Statement File
105	Second Most Recent Capital Expenses	Underwritten Operating Statement File
106	Second Most Recent NCF	Underwritten Operating Statement File
107	Third Most Recent Date	Underwritten Operating Statement File
108	Third Most Recent Potential Gross Income	Underwritten Operating Statement File
109	Third Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
110	Third Most Recent Effective Gross Income	Underwritten Operating Statement File
111	Third Most Recent Operating Expenses	Underwritten Operating Statement File
112	Third Most Recent NOI	Underwritten Operating Statement File
113	Third Most Recent Capital Expenses	Underwritten Operating Statement File
114	Third Most Recent NCF	Underwritten Operating Statement File
115	Borrower Entity	Loan Agreement
116	State of SPE	Informational purposes only
117	Recycled SPE (Yes/No)	Informational purposes only
118	Sponsors	Informational purposes only
119	Guarantors	Informational purposes only
120	Guarantor Liquidity	Informational purposes only

No.	Characteristic on Data File	Source Document
121	Related Borrower Within Pool	Loan Agreement
122	Total Related % Within Pool	Not Applicable
123	SPE	Loan Agreement
124	Carve-out Guarantor Flag (Yes/No)	Guaranty or Loan Agreement
125	Recourse Flag	Guaranty or Loan Agreement
126	% Recourse	Guaranty or Loan Agreement
127	Prepayment Penalty	Loan Agreement
128	Prepayment Penalty Expiration Date	Loan Agreement
129	Lockbox In Place (Yes/No)	Cash Management Agreement or Loan Agreement
130	Lockbox Type	Cash Management Agreement or Loan Agreement
131	GEOtier	GEOTier Worksheet
132	MSA	GEOTier Worksheet
133	MSA Rank	GEOTier Worksheet
134	If Multifamily - Unit Breakdown	Rent Roll
135	If Multifamily, % Section 8	Rent Roll
136	Master Leases (Yes/No)	Master Lease Agreement
137	Single Tenant (Yes/No)	Rent Roll
138	Owner Occupied %	Rent Roll
139	Government Tenant (Yes/No)	Rent Roll
140	Largest Tenant Name	Rent Roll
141	Largest Tenant Lease Expiration	Rent Roll
142	Largest Tenant SF	Rent Roll
143	Largest Tenant % of NRSF	Calculation - see procedures below
144	Second Largest Tenant Name	Rent Roll
145	Second Largest Tenant Lease Expiration	Rent Roll
146	Second Largest Tenant SF	Rent Roll
147	Second Largest Tenant % of NRSF	Calculation - see procedures below
148	Third Largest Tenant Name	Rent Roll
149	Third Largest Tenant Lease Expiration	Rent Roll
150	Third Largest Tenant SF	Rent Roll
151	Third Largest Tenant % of NRSF	Calculation - see procedures below
152	Fourth Largest Tenant Name	Rent Roll
153	Fourth Largest Tenant Lease Expiration	Rent Roll
154	Fourth Largest Tenant SF	Rent Roll
155	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
156	Fifth Largest Tenant Name	Rent Roll
157	Fifth Largest Tenant Lease Expiration	Rent Roll
158	Fifth Largest Tenant SF	Rent Roll
159	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
160	Environmental Phase I Report Date	Phase I Report

No.	Characteristic on Data File	Source Document
161	Environmental Phase II (Yes/No)	Phase II Report
162	Engineering Report Date	Engineering Report
163	Earthquake Insurance Required (Yes/No)	Seismic Report
164	Seismic Report Date	Seismic Report
165	PML (%)	Seismic Report
166	Total Original Reserves	Calculation - see procedures below
167	Total Remaining Reserves Funded with Servicer	Calculation - see procedures below
168	Total Funded Current Reserves at Servicer	Calculation - see procedures below
169	Upfront Capital Expenditure Reserve	Loan Agreement
170	Current Balance Capital Expenditure Reserve	Servicer File
171	Current Monthly Capital Expenditure Reserve	Loan Agreement
172	Capital Expenditure Reserve Cap	Loan Agreement
173	Upfront TI/LC Reserve	Loan Agreement
174	Current Balance TI/LC Reserve	Servicer File
175	Current Monthly TI/LC Reserve	Loan Agreement
176	TI/LC Reserve Cap	Loan Agreement
177	Upfront Debt Service Reserve	Loan Agreement
178	Current Balance Debt Service Reserve	Servicer File
179	Current Monthly Debt Service Reserve	Loan Agreement
180	Other Reserve Type	Loan Agreement
181	Upfront Other Reserve	Loan Agreement
182	Current Balance Other Reserve	Servicer File
183	Current Monthly Other Reserve	Loan Agreement
184	Other Reserve Type Cap	Loan Agreement
185	Upfront Insurance Escrow	Loan Agreement
186	Current Insurance Escrow	Servicer File
187	Monthly Insurance Escrow	Servicer File or Loan Agreement
188	Upfront Tax Escrow	Loan Agreement
189	Current Tax Escrow	Servicer File
190	Monthly Tax Escrow	Servicer File or Loan Agreement
191	Cross Collateralized (Yes/No)	Loan Agreement or Subordinate Loan Document
192	Cross Defaulted (Yes/No)	Loan Agreement or Subordinate Loan Document
193	Ground Lease (Yes/No)	Ground Lease Agreement
194	Ground Lease Expiration	Ground Lease Agreement
195	Annual Ground Rent Payment	Ground Lease Agreement
196	Annual Ground Rent Increases	Ground Lease Agreement
197	Mortgage Loan Seller	Informational purposes only
198	Servicing As of Date	Servicer File
199	Property Management	Property Management Agreement

Calculation Procedures

With respect to Characteristic 23, we recomputed the Cut-Off Date Whole Loan Funded Balance as the sum of the (i) Cut-Off Date Mortgage Loan Funded Balance and (ii) Cut-Off Date Pari Passu Funded Balance.

With respect to Characteristic 25, we recomputed the Mortgage Loan Maturity Balance assuming, at your request, no prepayments of principal, using the Whole Loan Total Commitment Amount minus  Original Pari Passu Total Commitment, as applicable, Mortgage Loan Interest Rate, Interest Accrual Method, Maturity Date, First Payment Date, related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement, Original IO Period (months) (if applicable) and Original Loan Term (months).  This procedure was only performed for those Mortgage Loans with a Loan Type of “10-Yr Fixed Balloon,” “10-Yr Fixed Balloon w/12 Mo IO,” “10-Yr Fixed Balloon w/24 Mo IO,” “10-Yr Fixed Balloon w/36 Mo IO,” “10-Yr Fixed Balloon w/47 Mo IO,” “10-Yr Fixed Balloon w/60 Mo IO,” “20-Yr Fixed Balloon w/60 Mo IO,” “5-Yr Fixed Balloon,” “5-Yr Fixed Balloon w/24 Mo IO,” “5-Yr Fixed Balloon w/36 Mo IO,” “7-Yr Fixed Balloon w/31 Mo IO,” “7-Yr Fixed Balloon w/35 Mo IO” and “7-Yr Fixed Balloon w/36 Mo IO”.

With respect to Characteristic 26, we recomputed the Whole Loan Maturity Balance as the sum of the (i) Mortgage Loan Maturity Balance and (ii) Pari Passu Maturity Balance.

With respect to Characteristic 29, we recomputed the Pari Passu Maturity Balance assuming, at your request, no prepayments of principal, using the Original Pari Passu Total Commitment, Pari Passu Interest Rate, Interest Accrual Method, Maturity Date, First Payment Date, related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement, Original IO Period (months) (if applicable) and Original Loan Term (months).  This procedure was only performed for those Mortgage Loans with a Loan Type of “10-Yr Fixed Balloon,” “10-Yr Fixed Balloon w/12 Mo IO,” “10-Yr Fixed Balloon w/24 Mo IO,” “10-Yr Fixed Balloon w/36 Mo IO,” “10-Yr Fixed Balloon w/47 Mo IO,” “10-Yr Fixed Balloon w/60 Mo IO,” “20-Yr Fixed Balloon w/60 Mo IO,” “5-Yr Fixed Balloon,” “5-Yr Fixed Balloon w/24 Mo IO,” “5-Yr Fixed Balloon w/36 Mo IO,” “7-Yr Fixed Balloon w/31 Mo IO,” “7-Yr Fixed Balloon w/35 Mo IO” and “7-Yr Fixed Balloon w/36 Mo IO,” and an Original Pari Passu Total Commitment greater than zero.

With respect to Characteristic 40, we recomputed the Cut-Off Date Balance Per SF as the quotient of the (i) Cut-Off Date Whole Loan Funded Balance and (ii) Square Feet, or in the case of those Mortgage Loans with a General Property Type of “Multifamily,” # of Units. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 41, we recomputed the % Of Fully Funded Mortgage Loan Pool Balance as the quotient of the (i) Cut-Off Date Mortgage Loan Funded Balance for the respective Mortgage Loan and (ii) sum of the Cut-Off Date Mortgage Loan Funded Balance for all Mortgage Loans.

With respect to Characteristic 53, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of March 1, 2022, as provided by representatives of the Company (the “Cut-off Date”).

With respect to Characteristic 55, we recomputed the Remaining Loan Term (months) as the difference between the Original Loan Term (months) and the Loan Seasoning (months).

With respect to Characteristic 57, we recomputed the Remaining IO Period (months) as the difference (to a result not less than zero) between the Original IO Period (months) and the Loan Seasoning (months).

With respect to Characteristic 59, we recomputed the Remaining Amortization Term (months) as the difference between the Original Amortization Term (months) and the Loan Seasoning (months).  With respect to those Mortgage Loans with an Original IO Period (months) greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Period (months).

With respect to Characteristic 64, (i) we recomputed the Cut-Off Date Mortgage Loan Annual Debt Service as the product of (a) Cut-Off Date Mortgage Loan Funded Balance, (b) Mortgage Loan Interest Rate and (c) Interest Accrual Method, for those Mortgage Loans with a Loan Type of “5-Yr IO Balloon,” “7-Yr IO Balloon” and “10-Yr IO Balloon,” as applicable, and (ii) we recomputed the Cut-Off Date Mortgage Loan Annual Debt Service as the product of (a) related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement and (b) 12, for all remaining Mortgage Loans.

With respect to Characteristic 66, (i) we recomputed the Pari Passu Funded Balance Annual Debt Service as the product of (a) Cut-Off Date Pari Passu Funded Balance, (b) Pari Passu Interest Rate and (c) Interest Accrual Method, for those Mortgage Loans with a Loan Type of “5-Yr IO Balloon,” “7-Yr IO Balloon” and “10-Yr IO Balloon,” as applicable, and (ii) we recomputed the Pari Passu Funded Balance Annual Debt Service as the product of (a) related portion of the fixed principal & interest payment amount calculated as described in the Loan Agreement and (b) 12, for all remaining Mortgage Loans.

With respect to Characteristic 67, we recomputed the Cut-Off Date Whole Loan Annual Debt Service as the sum of the (i) Cut-Off Date Mortgage Loan Annual Debt Service and (ii) Pari Passu Funded Balance Annual Debt Service.

With respect to Characteristic 75, we recomputed the Cut-Off Date Whole Funded Loan LTV As-Is as the quotient of the (i) Cut-Off Date Whole Loan Funded Balance and (ii) Appraised Value As-Is. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 76we recomputed the Whole Loan Maturity Date LTV as the quotient of the (i) Whole Loan Maturity Balance and (ii) the Appraised Value As-Stabilized or, for those Mortgage Loans for which an Appraised Value As-Stabilized was not available, the Appraised Value As-Is. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 77, we recomputed the Whole Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Whole Loan Funded Balance. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 78, we recomputed the Whole Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Whole Loan Funded Balance. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 79, we recomputed the Whole Loan UW NOI DSCR as the quotient of the (i) UW NOI and (ii) Cut-Off Date Whole Loan Annual Debt Service. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 80, we recomputed the Whole Loan UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Cut-Off Date Whole Loan Annual Debt Service. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 97, we recomputed the Most Recent NOI DY by dividing the (i) Most Recent NOI and (ii) Cut-Off Date Whole Loan Funded Balance. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable). This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0.

With respect to Characteristic 98, we recomputed the Most Recent Amortizing NOI DSCR as the quotient of the (i) Most Recent NOI and (ii) Cut-Off Date Whole Loan Annual Debt Service. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loans, such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable). This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0.

With respect to Characteristic 143, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Tenant SF greater than zero.

With respect to Characteristic 147, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Second Largest Tenant SF greater than zero.

With respect to Characteristic 151, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Third Largest Tenant SF greater than zero.

With respect to Characteristic 155, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Fourth Largest Tenant SF greater than zero.

With respect to Characteristic 159, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Fifth Largest Tenant SF greater than zero.

With respect to Characteristic 166, we recomputed the Total Original Reserves as the sum of (i) Upfront Capital Expenditure Reserve, (ii) Upfront TI/LC Reserve, (iii) Upfront Debt Service Reserve and (iv) Upfront Other Reserve.

With respect to Characteristic 167, we recomputed the Total Remaining Reserves Funded with Servicer as the sum of (i) Current Balance Capital Expenditure Reserve, (ii) Current Balance Debt Service Reserve, (iii) Current Balance Other Reserve and (iv) Current Balance TI/LC Reserve.

With respect to Characteristic 168, we recomputed the Total Funded Current Reserves at Servicer as the difference between (i) Total Original Reserves and (ii) the Total Remaining Reserves Funded with Servicer. If such amount is less than zero, the Total Funded Current Reserves at Servicer is equal to the Total Original Reserves.